Commitments and Contingencies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Apr. 23, 2015
Commitments and Contingencies [Line Items]
Brokerage commission percentage	1.25%
Make Whole Right [Member] | LS shareholders [Member]
Commitments and Contingencies [Line Items]
Gross proceeds from rights offering	$ 5,000,000
Derivative instrument offering period	3 years
Maximum consideration value	$ 2,000,000
Closing price of stock	$ 1.26
Consideration Value		$ 4.30
Liability for the Make Whole Right	$ 0
Maximum [Member] | Make Whole Right [Member] | LS shareholders [Member]
Commitments and Contingencies [Line Items]
Shares that might be issued	2,248,058
Maritime [Member]
Commitments and Contingencies [Line Items]
Brokerage commission percentage	1.25%